Fair Value Measurements - Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement (Details)	Dec. 31, 2024	Nov. 13, 2024
Stock price [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	53.7	173.1
Stock price [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	53.7	173.1
Risk-free interest rate [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	4.4	4.6
Risk-free interest rate [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	4.2	4.3
Expected term [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	0.1	0.3
Expected term [Member] | Minimum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	1	1
Expected term [Member] | Maximum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	2	2
Expected volatility [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	98	90
Expected volatility [Member] | Minimum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	93	82
Expected volatility [Member] | Maximum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	99	90
Expected dividend yield [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	0	0
Expected dividend yield [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	0	0
Exercise price [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	51.6	166.2
Number of shares [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company's Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	1,883	5,500